TRADE AND OTHER RECEIVABLES (Details) $ in Thousands, € in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 item	Sep. 30, 2012 installment
Trade and other receivables
Financial assets	$ 13,760		$ 22,150
Value-added tax recoverable	1,053		2,044
Prepaid assets and prepayment	4,915		6,755
Receivable due from staff	40		78
Others	2,093		4,958
Allowance for expected credit losses (Note c)	(1,326)		(1,403)
Non-financial assets	6,775		12,432
Total trade and other receivables	20,535		34,582
Two third party contractors
Trade and other receivables
Number of third party contractors failed to construct solar parks | item					2
Number of installments due from third party contractors | installment						3
Impairment
Trade and other receivables
Total trade and other receivables	(3,182)		(1,403)
Trade receivables | COST / gross amount
Trade and other receivables
Financial assets	7,939		10,206
Trade receivables | Impairment
Trade and other receivables
Financial assets	(1,856)
Trade receivables | Impairment | Two third party contractors
Trade and other receivables
Financial assets		€ (1.0)	(1,100)	$ (1,100)
Deposit
Trade and other receivables
Financial assets	1,072		7,186
Deposit | Hudson
Trade and other receivables
Financial assets			2,500
Deposit | Canada
Trade and other receivables
Financial assets			1,400
Deposit | Japan
Trade and other receivables
Financial assets			1,800
Receivable due from third parties
Trade and other receivables
Financial assets	$ 6,605		$ 4,758